Pensions and Other Postretirement Benefits (Components of Net Periodic Benefit Cost Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Total Other components of net periodic benefit cost (income)	$ (498)	$ (407)	[1]	$ (292)	[1]
Previously Reported [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Total Other components of net periodic benefit cost (income)		(398)		(315)
Pension Plan [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Current service cost	157	197		175
Interest cost	468	392		532
Settlement loss	1	2		2
Expected return on plan assets	(1,132)	(1,076)		(1,095)
Amortization of prior service cost (credit)	0	0		3
Amortization of net actuarial loss (gain)	166	275		265
Total Other components of net periodic benefit cost (income)	(497)	(407)		(293)
Net periodic benefit cost (income)	(340)	(210)		(118)
Pension Plan [Member] | Restated [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Expected return on plan assets		(15)		0
Amortization of net actuarial loss (gain)		6		23
Pension Plan [Member] | Previously Reported [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Expected return on plan assets		(1,061)
Amortization of net actuarial loss (gain)		269		242
Other postretirement benefits [Member]
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Current service cost	2	2		2
Interest cost	5	5		6
Settlement loss	0	0		0
Expected return on plan assets	0	0		0
Amortization of prior service cost (credit)	(2)	(1)		0
Amortization of net actuarial loss (gain)	(4)	(4)		(5)
Total Other components of net periodic benefit cost (income)	(1)	0		1
Net periodic benefit cost (income)	$ 1	$ 2		$ 3

[1]	In the first quarter of 2022, the Company changed its method of calculating market-related values of pension assets for its defined benefit plans using a retrospective approach. Comparative figures have been restated to conform to the change in methodology. See Note 2 – Change in accounting policy for additional information.